Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B and Class C Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Behavioral Large Cap Value Equity Fund

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses(1)	0.89%	1.64%	1.64%

(1)	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$661	$843	$1,040	$1,608
Class B Shares	$567	$817	$992	$1,743
Class C Shares	$167	$517	$892	$1,944

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$661	$843	$1,040	$1,608
Class B Shares	$167	$517	$892	$1,743
Class C Shares	$167	$517	$892	$1,944

Sterling Capital Special Opportunities Fund

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses(1)	1.10%	1.85%	1.85%

(1)	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$681	$905	$1,146	$1,838
Class B Shares	$588	$882	$1,101	$1,973
Class C Shares	$188	$582	$1,001	$2,169

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$681	$905	$1,146	$1,838
Class B Shares	$188	$582	$1,001	$1,973
Class C Shares	$188	$582	$1,001	$2,169

Sterling Capital Equity Income Fund

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses(1)	1.05%	1.80%	1.80%

(1)	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$676	$890	$1,121	$1,784
Class B Shares	$583	$866	$1,075	$1,919
Class C Shares	$183	$566	$975	$2,116

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$676	$890	$1,121	$1,784
Class B Shares	$183	$566	$975	$1,919
Class C Shares	$183	$566	$975	$2,116

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

INSTITUTIONAL SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Behavioral Large Cap Value Equity Fund

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.64%

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$65	$205	$357	$798

Sterling Capital Special Opportunities Fund – Institutional Shares

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.85%

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$87	$271	$471	$1,049

Sterling Capital Special Opportunities Fund – Class R Shares

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class R Shares
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.35%

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$137	$428	$739	$1,624

Sterling Capital Equity Income Fund – Institutional Shares

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.80%

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$82	$255	$444	$990

Sterling Capital Equity Income Fund – Class R Shares

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class R Shares
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.30%

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$132	$412	$713	$1,568

STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B and Class C Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Behavioral Large Cap Value Equity Fund

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses(1)	0.89%	1.64%	1.64%

(1)	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$661	$843	$1,040	$1,608
Class B Shares	$567	$817	$992	$1,743
Class C Shares	$167	$517	$892	$1,944

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$661	$843	$1,040	$1,608
Class B Shares	$167	$517	$892	$1,743
Class C Shares	$167	$517	$892	$1,944

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class A, B and C Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	$ 661
3 Years	rr_ExpenseExampleYear03	843
5 Years	rr_ExpenseExampleYear05	1,040
10 Years	rr_ExpenseExampleYear10	$ 1,608
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 661
3 Years	rr_ExpenseExampleNoRedemptionYear03	843
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,040
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,608
STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class A, B and C Shares | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	$ 567
3 Years	rr_ExpenseExampleYear03	817
5 Years	rr_ExpenseExampleYear05	992
10 Years	rr_ExpenseExampleYear10	$ 1,743
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 167
3 Years	rr_ExpenseExampleNoRedemptionYear03	517
5 Years	rr_ExpenseExampleNoRedemptionYear05	892
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,743
STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class A, B and C Shares | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	$ 167
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	892
10 Years	rr_ExpenseExampleYear10	$ 1,944
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 167
3 Years	rr_ExpenseExampleNoRedemptionYear03	517
5 Years	rr_ExpenseExampleNoRedemptionYear05	892
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,944
STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

INSTITUTIONAL SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Behavioral Large Cap Value Equity Fund

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.64%

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$65	$205	$357	$798

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Institutional Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	$ 798
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B and Class C Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Special Opportunities Fund

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses(1)	1.10%	1.85%	1.85%

(1)	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$681	$905	$1,146	$1,838
Class B Shares	$588	$882	$1,101	$1,973
Class C Shares	$188	$582	$1,001	$2,169

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$681	$905	$1,146	$1,838
Class B Shares	$188	$582	$1,001	$1,973
Class C Shares	$188	$582	$1,001	$2,169

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class A, B and C Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	$ 681
3 Years	rr_ExpenseExampleYear03	905
5 Years	rr_ExpenseExampleYear05	1,146
10 Years	rr_ExpenseExampleYear10	$ 1,838
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 681
3 Years	rr_ExpenseExampleNoRedemptionYear03	905
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,146
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,838
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class A, B and C Shares | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	$ 588
3 Years	rr_ExpenseExampleYear03	882
5 Years	rr_ExpenseExampleYear05	1,101
10 Years	rr_ExpenseExampleYear10	$ 1,973
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 188
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,973
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class A, B and C Shares | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	$ 188
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	$ 2,169
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 188
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,169
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

INSTITUTIONAL SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Special Opportunities Fund – Institutional Shares

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.85%

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$87	$271	$471	$1,049

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Institutional Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	$ 1,049
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

INSTITUTIONAL SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Special Opportunities Fund – Class R Shares

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class R Shares
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.35%

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$137	$428	$739	$1,624

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R Shares | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R Shares
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	$ 137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	$ 1,624
STERLING CAPITAL EQUITY INCOME FUND | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B and Class C Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Equity Income Fund

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses(1)	1.05%	1.80%	1.80%

(1)	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$676	$890	$1,121	$1,784
Class B Shares	$583	$866	$1,075	$1,919
Class C Shares	$183	$566	$975	$2,116

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$676	$890	$1,121	$1,784
Class B Shares	$183	$566	$975	$1,919
Class C Shares	$183	$566	$975	$2,116

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
STERLING CAPITAL EQUITY INCOME FUND | Class A, B and C Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	$ 676
3 Years	rr_ExpenseExampleYear03	890
5 Years	rr_ExpenseExampleYear05	1,121
10 Years	rr_ExpenseExampleYear10	$ 1,784
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 676
3 Years	rr_ExpenseExampleNoRedemptionYear03	890
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,121
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,784
STERLING CAPITAL EQUITY INCOME FUND | Class A, B and C Shares | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	$ 583
3 Years	rr_ExpenseExampleYear03	866
5 Years	rr_ExpenseExampleYear05	1,075
10 Years	rr_ExpenseExampleYear10	$ 1,919
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 183
3 Years	rr_ExpenseExampleNoRedemptionYear03	566
5 Years	rr_ExpenseExampleNoRedemptionYear05	975
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,919
STERLING CAPITAL EQUITY INCOME FUND | Class A, B and C Shares | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	$ 183
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	975
10 Years	rr_ExpenseExampleYear10	$ 2,116
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 183
3 Years	rr_ExpenseExampleNoRedemptionYear03	566
5 Years	rr_ExpenseExampleNoRedemptionYear05	975
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,116
STERLING CAPITAL EQUITY INCOME FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

INSTITUTIONAL SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Equity Income Fund – Institutional Shares

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.80%

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$82	$255	$444	$990

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
STERLING CAPITAL EQUITY INCOME FUND | Institutional Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	$ 990
STERLING CAPITAL EQUITY INCOME FUND | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

INSTITUTIONAL SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Equity Income Fund – Class R Shares

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class R Shares
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.30%

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$132	$412	$713	$1,568

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
STERLING CAPITAL EQUITY INCOME FUND | Class R Shares | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R Shares
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	$ 1,568

[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.